Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As at December 31, 2021 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,094	657	130	567
Other	5	5	—	—
	1,099	662	130	567

As at December 31, 2020 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,033	581	59	511
Other	6	5	—	1
	1,039	586	59	512